UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21051

Name of Fund: BlackRock Maryland Municipal Bond Trust (BZM)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Maryland Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2008

Date of reporting period: 09/01/2008 – 11/30/2008

Item 1 –	Schedule of Investments

BlackRock Maryland Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
Maryland - 117.9%	Annapolis, Maryland, Special Obligation Revenue Bonds (Park
	Place Project), Series A, 5.35%, 7/01/34	$500	$333,280
	Anne Arundel County, Maryland, EDR (Community College
	Project), 5.25%, 9/01/28	1,870	1,659,307
	Baltimore County, Maryland, Metropolitan District, GO, 67th
	Issue, 5%, 6/01/22	2,000	2,024,280
	Baltimore County, Maryland, Metropolitan District, GO, 68th
	Issue, 5%, 8/01/28	2,000	1,922,360
	Baltimore County, Maryland, Revenue Refunding Bonds (Oak
	Crest Village, Inc.), Series A, 5%, 1/01/37	1,000	663,120
	Baltimore, Maryland, Special Obligation Tax Bonds
	(Harborview Lot Number 2), 6.50%, 7/01/31	1,000	797,140
	Baltimore, Maryland, Wastewater Project Revenue Refunding
	Bonds, Series A, 5.20%, 7/01/32 (a)(b)	3,500	3,231,690
	Baltimore, Maryland, Wastewater Project Revenue Refunding
	Bonds, Series A, 5.125%, 7/01/42 (a)(b)	2,000	1,781,880
	Frederick County, Maryland, Special Obligation Tax Bonds (Urbana
	Community Development Authority), 6.625%, 7/01/25	1,000	774,650
	Howard County, Maryland, Retirement Community Revenue
	Refunding Bonds (Columbia Vantage House Corporation),
	Series A, 5.25%, 4/01/33	500	305,205
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Baltimore Board of Child Care),
	5.375%, 7/01/32	2,000	1,771,960
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Carroll County General Hospital),
	6%, 7/01/37	1,990	1,634,347
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Loyola College), 5%, 10/01/39	2,000	1,613,680
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (Union Hospital of Cecil County),
	5.625%, 7/01/32	2,000	1,711,060
	Maryland State Health and Higher Educational Facilities
	Authority Revenue Bonds (University of Maryland Medical
	System), 5.25%, 7/01/11 (c)	2,000	2,142,360
	Maryland State Health and Higher Educational Facilities
	Authority, Revenue Refunding Bonds (Peninsula Regional
	Medical Center), 5%, 7/01/36	1,000	771,970
	Maryland State Industrial Development Financing Authority, EDR
	(Our Lady of Good Counsel School), Series A, 6%, 5/01/35	1,000	699,140

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
EDR	Economic Development Revenue Bonds
GO	General Obligation Bonds

BlackRock Maryland Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	Maryland State Transportation Authority, Parking Revenue
	Bonds (Baltimore/Washington International Airport), AMT,
	Series B, 5.125%, 3/01/24 (d)	$2,000	$1,597,140
	Montgomery County, Maryland, Lease Revenue Bonds
	(Metrorail Garage Projects), 5%, 6/01/23	500	496,940
	Montgomery County, Maryland, Lease Revenue Bonds
	(Metrorail Garage Projects), 5%, 6/01/24	1,435	1,418,225
	Prince Georges County, Maryland, Special Obligation Bonds
	(National Harbor Project), 5.20%, 7/01/34	1,500	783,105
			28,132,839
Multi-State - 9.2%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (e)(f)	2,000	2,197,580
Puerto Rico - 22.0%	Children's Trust Fund Project of Puerto Rico, Tobacco
	Settlement Revenue Refunding Bonds, 5.50%, 5/15/39	1,500	1,062,600
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Highway Revenue Refunding Bonds, Series CC,
	5.25%, 7/01/36 (g)	2,595	2,283,366
	Puerto Rico Commonwealth Highway and Transportation
	Authority, Transportation Revenue Refunding Bonds, Series D,
	5.25%, 7/01/12 (c)	1,500	1,625,235
	Puerto Rico Public Buildings Authority, Government Facilities
	Revenue Refunding Bonds, Series D, 5.375%, 7/01/33	350	272,850
			5,244,051
	Total Municipal Bonds - 149.1%		35,574,470
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (h)
Maryland - 11.6%	Maryland State Transportation Authority, Transportation Facilities
	Projects Revenue Bonds, 5%, 7/01/41 (g)	3,000	2,769,390
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 11.6%		2,769,390
	Total Long-Term Investments (Cost - $43,414,879) - 160.7%		38,343,860
	Short-Term Securities	Shares
	Merrill Lynch Institutional Tax-Exempt Fund, 1.08% (i)(j)	2,400,000	2,400,000
	Total Short-Term Securities (Cost - $2,400,000) - 10.1%		2,400,000
	Total Investments (Cost - $45,814,879*) - 170.8%		40,743,860
	Other Assets Less Liabilities - 2.7%		648,941
	Liability for Trust Certificates, Including Interest Expense and Fees
	Payable - (6.4)%		(1,515,798)
	Preferred Shares, at Redemption Value - (67.1)%		(16,007,007)
	Net Assets Applicable to Common Shares - 100.0%		23,869,996

*	The cost and unrealized appreciation (depreciation) of investments as of November 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$44,237,893
Gross unrealized appreciation	$693,465
Gross unrealized depreciation	(5,687,498)
Net unrealized depreciation	$(4,994,033)

BlackRock Maryland Municipal Bond Trust
Schedule of Investments November 30, 2008 (Unaudited)

(a)	MBIA Insured.
(b)	FGIC Insured.
(c)	U.S. government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	AMBAC Insured.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)

Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(g)	FSA Insured.
(h)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
Merrill Lynch Institutional Tax-Exempt Fund	296,574	$ 14,506

(j)	Represents the current yield as of report date.

  Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are follows:

  Level 1 - price quotations in active markets/exchanges for identical securities

  Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

  Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust's own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of November 30, 2008 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Level 1	$2,400,000
Level 2	38,343,860
Level 3	-
Total	$40,743,860

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Maryland Municipal Bond Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Maryland Municipal Bond Trust

	Date:	January 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Maryland Municipal Bond Trust

	Date:	January 20, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Maryland Municipal Bond Trust

	Date:	January 20, 2009